Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share
The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:

Net profit for the year

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$26,220,721	$17,060,591	$26,970,580	$960,490
Effect of potentially dilutive ordinary shares:
Employee share options issued by subsidiaries	(418,295)	(385,865)	(521,073)	(18,557)

Earnings used in the computation of diluted earnings per share	$25,802,426	$16,674,726	$26,449,507	$941,933

Weighted average number of ordinary shares outstanding
(in thousand shares):

	For the Year Ended December 31
	2018	2019	2020

Weighted average number of ordinary shares in computation of basic earnings per share	4,245,247	4,251,964	4,265,732
Effect of potentially dilutive ordinary shares:
From employee share options	5,103	10,232	22,086
(Continued)

	For the Year Ended December 31
	2018	2019	2020

From employees’ compensation	779	570	815

Weighted average number of ordinary shares in computation of diluted earnings per share	4,251,129	4,262,766	4,288,633